Income Taxes - Domestic and Foreign Source Component of Profit/(Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of income taxes [Line Items]
Profit before income taxes	$ 101,867	$ 55,293	$ 81,060
Domestic [member]
Disclosure of income taxes [Line Items]
Profit before income taxes	(4,439)	(5,342)	(4,121)
Foreign [member]
Disclosure of income taxes [Line Items]
Profit before income taxes	$ 106,306	$ 60,635	$ 85,181